Share-based payments (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Assumptions Used to Determine Fair Value of Options Granted
The following weighted-average assumptions were used as inputs into the Black-Scholes option pricing model to determine the fair value of options on the date of grant:

For the year ended October 31	2021	2020	2019
Weighted-average assumptions
Risk-free interest rate	0.96%	2.00%	2.63%
Expected dividend yield	6.50%	6.80%	5.87%
Expected share price volatility	20.25%	15.30%	18.36%
Expected life	6 years	6 years	6 years
Share price/exercise price	$110.79	$109.87	$111.50

Summary of Stock Option Activity and Related Information
The following tables summarize the activities of the stock options and provide additional details related to stock options outstanding and vested.

As at or for the year ended October 31		2021		2020		2019
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price	Number of stock options	Weighted- average exercise price
Outstanding at beginning of year	5,680,111	$100.39	5,176,962	$96.93	4,713,163	$91.05
Granted	1,057,208	110.79	818,290	109.87	894,324	111.50
Exercised (2)	(1,525,394)	87.83	(314,469)	68.10	(393,055)	58.60
Forfeited	(63,998)	111.85	(672)	70.66	(35,714)	110.42
Cancelled/expired	–	–	–	–	(1,756)	45.63
Outstanding at end of year	5,147,927	$106.67	5,680,111	$100.39	5,176,962	$96.93
Exercisable at end of year	2,067,561	$98.96	2,783,694	$88.63	2,290,139	$80.27
Available for grant	8,323,016		9,316,226		10,133,844
Reserved for future issue	13,470,943		14,996,337		15,310,806

(1)
For foreign currency-denominated options granted and exercised during the year, the weighted-average exercise prices are translated using exchange rates as at the grant date and settlement date, respectively. The weighted-average exercise price of outstanding balances as at October 31, 2021 reflects the conversion of foreign currency-denominated options at the year-end
exchange rate.

(2)	The weighted-average share price at the date of exercise was $128.51 (2020: $97.72; 2019: $106.94).

Summary of Stock Options Outstanding and Vested

As at October 31, 2021	Stock options outstanding			Stock options vested
Range of exercise prices	Number outstanding	Weighted- average contractual life remaining	Weighted- average exercise price	Number outstanding	Weighted- average exercise price
$11.00 – $55.00	98,164	1.15	$30.59	98,164	$30.59
$55.01 – $65.00	99,889	3.81	56.54	99,889	56.54
$65.01 – $75.00	39,090	0.12	71.51	39,090	71.51
$75.01 – $85.00	104,408	1.08	80.10	104,408	80.10
$85.01 – $95.00	156,437	2.04	90.52	156,437	90.52
$95.01 – $105.00	526,392	3.70	99.34	526,392	99.34
$105.01 – $115.00	3,438,358	7.51	110.71	724,534	110.56
$115.01 – $125.00	685,189	6.09	120.02	318,647	120.02
	5,147,927	6.38	$106.67	2,067,561	$98.96